LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 7) - Non-performing Loans (collectively evaluated) [Member] $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Total	$ 633,461	[1]
Up To 3 Months [Member]
Disclosure of financial assets [line items]
Total	614,774
Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	18,687
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	368,522	[1]
Commercial Loans [Member] | Up To 3 Months [Member]
Disclosure of financial assets [line items]
Total	362,968
Commercial Loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	5,554
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	161,768
Mortgage Loans [Member] | Up To 3 Months [Member]
Disclosure of financial assets [line items]
Total	159,265
Mortgage Loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	2,503
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	[1]
Consumer Loans [Member] | Up To 3 Months [Member]
Disclosure of financial assets [line items]
Total	92,541
Consumer Loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	$ 10,630

[1]	Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.